Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Summary of net sales to significant customers as a percentage of total net sales
	Year Ended December 31,
	2014	2013	2012

Customer A	10.8%	8.4%	10.6%

Summary of Molds, Dies and Other Tools
	As of December 31,
($ in thousands)	2014	2013

Cost of molds, dies and other tools included in Other current assets	$2,991	$3,059

Summary of customer reimbursement receivable
	Year Ended December 31,
($ in thousands)	2014	2013	2012

Reimbursement received from customers	$1,400	$2,087	$3,186

Summary of foreign currency gain (loss) recorded in the statement of operations

	Year Ended December 31,
($ in thousands)	2014	2013	2012

Foreign currency (loss) gain — continuing operations	$(4,130)	$1,625	$113
Foreign currency (loss) gain — discontinued operations	$—	$(290)	$700

Stock Options [Member]
Summary of antidilutive stock options
	Year Ended December 31,
(units)	2014	2013	2012

Antidilutive stock options and units	—	—	346